American Funds College Target Date Series®
American Funds® College 2039 Fund
Investment portfolio
January 31, 2023
unaudited
Fund investments Growth funds 46%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	1,243,826	$41,656
SMALLCAP World Fund, Inc., Class R-6	623,707	39,880
The Growth Fund of America, Class R-6	547,517	29,774
New Perspective Fund, Class R-6	535,001	27,440
EuroPacific Growth Fund, Class R-6	347,578	18,588
The New Economy Fund, Class R-6	356,146	16,831
American Funds Global Insight Fund, Class R-6	472,724	9,247
		183,416
Growth-and-income funds 36%
Fundamental Investors, Class R-6	656,240	42,144
Capital World Growth and Income Fund, Class R-6	699,219	38,534
The Investment Company of America, Class R-6	803,115	34,983
Washington Mutual Investors Fund, Class R-6	298,331	15,949
International Growth and Income Fund, Class R-6	373,929	12,867
		144,477
Balanced funds 8%
American Balanced Fund, Class R-6	516,500	15,464
American Funds Global Balanced Fund, Class R-6	453,757	15,464
		30,928
Fixed income funds 10%
U.S. Government Securities Fund, Class R-6	3,171,282	39,736
Total investment securities 100% (cost: $421,923,000)		398,557
Other assets less liabilities 0%		(83)
Net assets 100%		$398,474
American Funds College Target Date Series — Page 1 of 14

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 46%
AMCAP Fund, Class R-6[1]	$29,594	$8,628	$—	$—	$3,434	$41,656	$—	$—
SMALLCAP World Fund, Inc., Class R-6	27,985	7,976	—	—	3,919	39,880	106	—
The Growth Fund of America, Class R-6	21,216	7,520	—	—	1,038	29,774	167	862
New Perspective Fund, Class R-6	20,099	5,537	—	—	1,804	27,440	265	728
EuroPacific Growth Fund, Class R-6	13,675	2,476	—	—	2,437	18,588	228	—
The New Economy Fund, Class R-6	11,999	3,553	—	—	1,279	16,831	44	—
American Funds Global Insight Fund, Class R-6	5,858	2,618	—	—	771	9,247	98	—
						183,416
Growth-and-income funds 36%
Fundamental Investors, Class R-6	31,374	8,245	—	—	2,525	42,144	293	486
Capital World Growth and Income Fund, Class R-6	27,547	7,086	—	—	3,901	38,534	229	—
The Investment Company of America, Class R-6	24,196	9,262	—	—	1,525	34,983	123	871
Washington Mutual Investors Fund, Class R-6	11,104	4,467	—	—	378	15,949	107	181
International Growth and Income Fund, Class R-6	9,114	1,819	—	—	1,934	12,867	50	123
						144,477
Balanced funds 8%
American Balanced Fund, Class R-6	9,775	4,943	—	—	746	15,464	80	—
American Funds Global Balanced Fund, Class R-6	9,775	4,526	—	—	1,163	15,464	50	—
						30,928
Fixed income funds 10%
U.S. Government Securities Fund, Class R-6	25,973	12,486	—	—	1,277	39,736	211	—
Total 100%				$—	$28,131	$398,557	$2,051	$3,251

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 2 of 14

American Funds® College 2036 Fund
Investment portfolio
January 31, 2023
unaudited

Fund investments Growth funds 33%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	3,453,770	$115,667
SMALLCAP World Fund, Inc., Class R-6	1,666,479	106,555
The Growth Fund of America, Class R-6	1,877,131	102,078
New Perspective Fund, Class R-6	1,420,215	72,843
American Funds Global Insight Fund, Class R-6	2,931,372	57,337
The New Economy Fund, Class R-6	1,097,921	51,888
EuroPacific Growth Fund, Class R-6	454,807	24,323
		530,691
Growth-and-income funds 33%
Capital World Growth and Income Fund, Class R-6	2,592,455	142,870
Fundamental Investors, Class R-6	2,045,793	131,381
The Investment Company of America, Class R-6	2,988,823	130,193
Washington Mutual Investors Fund, Class R-6	1,599,254	85,496
International Growth and Income Fund, Class R-6	1,419,107	48,832
		538,772
Balanced funds 10%
American Balanced Fund, Class R-6	2,945,789	88,197
American Funds Global Balanced Fund, Class R-6	1,967,214	67,043
		155,240
Fixed income funds 24%
U.S. Government Securities Fund, Class R-6	16,007,331	200,572
The Bond Fund of America, Class R-6	15,549,302	182,082
		382,654
Total investment securities 100% (cost: $1,740,035,000)		1,607,357
Other assets less liabilities 0%		(440)
Net assets 100%		$1,606,917
American Funds College Target Date Series — Page 3 of 14

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 33%
AMCAP Fund, Class R-6[1]	$101,930	$3,836	$—	$—	$9,901	$115,667	$—	$—
SMALLCAP World Fund, Inc., Class R-6	94,894	323	—	—	11,338	106,555	323	—
The Growth Fund of America, Class R-6	85,609	13,185	—	—	3,284	102,078	617	3,176
New Perspective Fund, Class R-6	63,846	3,846	—	—	5,151	72,843	766	2,107
American Funds Global Insight Fund, Class R-6	49,107	2,547	—	—	5,683	57,337	757	—
The New Economy Fund, Class R-6	45,423	2,260	—	—	4,205	51,888	147	—
EuroPacific Growth Fund, Class R-6	20,566	324	—	—	3,433	24,323	324	—
						530,691
Growth-and-income funds 33%
Capital World Growth and Income Fund, Class R-6	123,233	3,441	—	—	16,196	142,870	948	—
Fundamental Investors, Class R-6	116,452	6,410	—	—	8,519	131,381	988	1,642
The Investment Company of America, Class R-6	116,302	7,652	—	—	6,239	130,193	535	3,779
Washington Mutual Investors Fund, Class R-6	74,929	8,207	—	—	2,360	85,496	653	1,104
International Growth and Income Fund, Class R-6	39,957	727	—	—	8,148	48,832	210	517
						538,772
Balanced funds 10%
American Balanced Fund, Class R-6	76,034	7,217	—	—	4,946	88,197	598	—
American Funds Global Balanced Fund, Class R-6	59,116	1,872	—	—	6,055	67,043	278	—
						155,240
Fixed income funds 24%
U.S. Government Securities Fund, Class R-6	171,054	21,908	—	—	7,610	200,572	1,260	—
The Bond Fund of America, Class R-6	140,722	32,852	—	—	8,508	182,082	1,293	—
						382,654
Total 100%				$—	$111,576	$1,607,357	$9,697	$12,325

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 4 of 14

American Funds College 2033 Fund®
Investment portfolio
January 31, 2023
unaudited

Fund investments Growth funds 11%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	2,124,738	$71,158
New Perspective Fund, Class R-6	1,154,598	59,219
American Funds Global Insight Fund, Class R-6	2,998,934	58,659
The Growth Fund of America, Class R-6	612,383	33,302
SMALLCAP World Fund, Inc., Class R-6	428,528	27,400
The New Economy Fund, Class R-6	350,177	16,549
		266,287
Growth-and-income funds 34%
Capital World Growth and Income Fund, Class R-6	3,583,424	197,482
The Investment Company of America, Class R-6	3,582,289	156,044
American Mutual Fund, Class R-6	2,998,604	148,641
Washington Mutual Investors Fund, Class R-6	2,700,744	144,382
Fundamental Investors, Class R-6	1,850,117	118,815
International Growth and Income Fund, Class R-6	1,535,222	52,827
		818,191
Equity-income funds 6%
Capital Income Builder, Class R-6	1,128,211	73,773
The Income Fund of America, Class R-6	2,370,500	55,375
		129,148
Balanced funds 10%
American Balanced Fund, Class R-6	5,396,482	161,571
American Funds Global Balanced Fund, Class R-6	2,248,826	76,640
		238,211
Fixed income funds 39%
The Bond Fund of America, Class R-6	42,839,403	501,650
U.S. Government Securities Fund, Class R-6	20,014,093	250,777
American Funds Mortgage Fund, Class R-6	9,823,107	90,569
American Funds Strategic Bond Fund, Class R-6	9,322,942	90,246
		933,242
Total investment securities 100% (cost: $2,562,543,000)		2,385,079
Other assets less liabilities 0%		(654)
Net assets 100%		$2,384,425
American Funds College Target Date Series — Page 5 of 14

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 11%
AMCAP Fund, Class R-6[1]	$74,513	$—	$9,851	$288	$6,208	$71,158	$—	$—
New Perspective Fund, Class R-6	57,577	2,591	5,338	152	4,237	59,219	691	1,900
American Funds Global Insight Fund, Class R-6	59,045	910	7,800	(498)	7,002	58,659	911	—
The Growth Fund of America, Class R-6	48,536	2,019	17,851	177	421	33,302	328	1,691
SMALLCAP World Fund, Inc., Class R-6	40,764	139	17,715	(1,282)	5,494	27,400	139	—
The New Economy Fund, Class R-6	24,082	78	9,366	(3,924)	5,679	16,549	78	—
						266,287
Growth-and-income funds 34%
Capital World Growth and Income Fund, Class R-6	179,665	1,382	6,745	814	22,366	197,482	1,382	—
The Investment Company of America, Class R-6	146,718	5,388	3,629	316	7,251	156,044	668	4,721
American Mutual Fund, Class R-6	106,297	40,160	—	—	2,184	148,641	844	3,019
Washington Mutual Investors Fund, Class R-6	131,340	8,878	—	—	4,164	144,382	1,115	1,885
Fundamental Investors, Class R-6	119,883	2,671	11,870	449	7,682	118,815	1,003	1,668
International Growth and Income Fund, Class R-6	49,513	901	7,582	535	9,460	52,827	260	640
						818,191
Equity-income funds 6%
Capital Income Builder, Class R-6	53,523	15,552	—	—	4,698	73,773	845	—
The Income Fund of America, Class R-6	39,106	14,977	—	—	1,292	55,375	495	1,401
						129,148
Balanced funds 10%
American Balanced Fund, Class R-6	140,341	12,323	—	—	8,907	161,571	1,035	—
American Funds Global Balanced Fund, Class R-6	71,158	329	2,030	99	7,084	76,640	328	—
						238,211
Fixed income funds 39%
The Bond Fund of America, Class R-6	424,211	52,734	—	—	24,705	501,650	3,751	—
U.S. Government Securities Fund, Class R-6	229,684	11,480	265	12	9,866	250,777	1,612	—
American Funds Mortgage Fund, Class R-6	64,292	22,755	—	—	3,522	90,569	658	—
American Funds Strategic Bond Fund, Class R-6	64,209	24,428	48	—	1,657	90,246	2,405	—
						933,242
Total 100%				$(2,862)	$143,879	$2,385,079	$18,548	$16,925

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 6 of 14

American Funds College 2030 Fund®
Investment portfolio
January 31, 2023
unaudited

Fund investments Growth funds 3%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	1,330,121	$26,017
New Perspective Fund, Class R-6	491,848	25,227
AMCAP Fund, Class R-6[1]	738,334	24,727
		75,971
Growth-and-income funds 25%
American Mutual Fund, Class R-6	5,528,320	274,039
Capital World Growth and Income Fund, Class R-6	3,398,069	187,268
Washington Mutual Investors Fund, Class R-6	2,860,174	152,905
The Investment Company of America, Class R-6	2,643,297	115,142
Fundamental Investors, Class R-6	783,281	50,302
International Growth and Income Fund, Class R-6	794,109	27,325
		806,981
Equity-income funds 12%
The Income Fund of America, Class R-6	9,232,475	215,670
Capital Income Builder, Class R-6	2,567,975	167,920
		383,590
Balanced funds 9%
American Balanced Fund, Class R-6	7,368,290	220,607
American Funds Global Balanced Fund, Class R-6	2,253,640	76,804
		297,411
Fixed income funds 51%
The Bond Fund of America, Class R-6	59,103,682	692,104
Intermediate Bond Fund of America, Class R-6	26,712,332	337,377
American Funds Mortgage Fund, Class R-6	27,393,894	252,571
American Funds Strategic Bond Fund, Class R-6	26,034,282	252,012
U.S. Government Securities Fund, Class R-6	9,238,539	115,759
		1,649,823
Total investment securities 100% (cost: $3,478,231,000)		3,213,776
Other assets less liabilities 0%		(906)
Net assets 100%		$3,212,870
American Funds College Target Date Series — Page 7 of 14

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 3%
American Funds Global Insight Fund, Class R-6	$23,050	$355	$—	$—	$2,612	$26,017	$355	$—
New Perspective Fund, Class R-6	22,436	1,010	—	—	1,781	25,227	269	741
AMCAP Fund, Class R-6[1]	22,608	—	—	—	2,119	24,727	—	—
						75,971
Growth-and-income funds 25%
American Mutual Fund, Class R-6	261,435	9,503	—	—	3,101	274,039	2,076	7,426
Capital World Growth and Income Fund, Class R-6	164,917	1,269	357	51	21,388	187,268	1,269	—
Washington Mutual Investors Fund, Class R-6	145,176	3,316	—	—	4,413	152,905	1,233	2,084
The Investment Company of America, Class R-6	105,713	3,882	—	—	5,547	115,142	481	3,401
Fundamental Investors, Class R-6	45,989	1,025	—	—	3,288	50,302	385	640
International Growth and Income Fund, Class R-6	22,360	406	—	—	4,559	27,325	118	289
						806,981
Equity-income funds 12%
The Income Fund of America, Class R-6	200,625	9,724	—	—	5,321	215,670	2,538	7,186
Capital Income Builder, Class R-6	152,963	2,409	—	—	12,548	167,920	2,409	—
						383,590
Balanced funds 9%
American Balanced Fund, Class R-6	206,335	1,521	—	—	12,751	220,607	1,521	—
American Funds Global Balanced Fund, Class R-6	69,444	320	—	—	7,040	76,804	320	—
						297,411
Fixed income funds 51%
The Bond Fund of America, Class R-6	640,502	15,489	—	—	36,113	692,104	5,439	—
Intermediate Bond Fund of America, Class R-6	277,317	50,867	—	—	9,193	337,377	2,269	—
American Funds Mortgage Fund, Class R-6	229,583	10,793	—	—	12,195	252,571	2,141	—
American Funds Strategic Bond Fund, Class R-6	227,119	19,044	169	—	6,018	252,012	7,912	—
U.S. Government Securities Fund, Class R-6	110,305	764	—	—	4,690	115,759	763	—
						1,649,823
Total 100%				$51	$154,677	$3,213,776	$31,498	$21,767

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 8 of 14

American Funds College 2027 Fund®
Investment portfolio
January 31, 2023
unaudited

Fund investments Growth-and-income funds 13%	Shares	Value (000)
American Mutual Fund, Class R-6	5,084,330	$252,030
Capital World Growth and Income Fund, Class R-6	1,374,338	75,740
Washington Mutual Investors Fund, Class R-6	619,351	33,111
The Investment Company of America, Class R-6	391,052	17,034
		377,915
Equity-income funds 9%
The Income Fund of America, Class R-6	7,450,069	174,033
Capital Income Builder, Class R-6	1,372,166	89,726
		263,759
Balanced funds 8%
American Balanced Fund, Class R-6	6,633,976	198,621
American Funds Global Balanced Fund, Class R-6	497,349	16,950
		215,571
Fixed income funds 70%
Intermediate Bond Fund of America, Class R-6	65,555,636	827,968
The Bond Fund of America, Class R-6	40,889,531	478,816
American Funds Mortgage Fund, Class R-6	40,845,892	376,599
American Funds Strategic Bond Fund, Class R-6	28,729,549	278,102
		1,961,485
Total investment securities 100% (cost: $3,038,011,000)		2,818,730
Other assets less liabilities 0%		(769)
Net assets 100%		$2,817,961
American Funds College Target Date Series — Page 9 of 14

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 13%
American Mutual Fund, Class R-6	$245,956	$15,385	$12,812	$2,486	$1,015	$252,030	$1,878	$6,718
Capital World Growth and Income Fund, Class R-6	73,477	2,293	9,470	915	8,525	75,740	500	—
Washington Mutual Investors Fund, Class R-6	41,274	1,316	11,048	(218)	1,787	33,111	266	450
The Investment Company of America, Class R-6	20,814	781	5,757	(783)	1,979	17,034	70	497
						377,915
Equity-income funds 9%
The Income Fund of America, Class R-6	174,047	9,291	14,463	767	4,391	174,033	2,030	5,747
Capital Income Builder, Class R-6	93,086	1,834	12,786	(493)	8,085	89,726	1,289	—
						263,759
Balanced funds 8%
American Balanced Fund, Class R-6	184,169	5,598	2,669	128	11,395	198,621	1,344	—
American Funds Global Balanced Fund, Class R-6	20,374	71	5,438	(954)	2,897	16,950	71	—
						215,571
Fixed income funds 70%
Intermediate Bond Fund of America, Class R-6	722,313	82,515	—	—	23,140	827,968	5,790	—
The Bond Fund of America, Class R-6	449,902	5,761	2,101	79	25,175	478,816	3,790	—
American Funds Mortgage Fund, Class R-6	330,732	28,302	—	—	17,565	376,599	3,174	—
American Funds Strategic Bond Fund, Class R-6	250,062	21,863	191	—	6,368	278,102	8,822	—
						1,961,485
Total 100%				$1,927	$112,322	$2,818,730	$29,024	$13,412

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 10 of 14

American Funds College 2024 Fund®
Investment portfolio
January 31, 2023
unaudited

Fund investments Growth-and-income funds 6%	Shares	Value (000)
American Mutual Fund, Class R-6	3,557,974	$176,369
Capital World Growth and Income Fund, Class R-6	281,220	15,498
		191,867
Equity-income funds 2%
The Income Fund of America, Class R-6	1,495,537	34,936
Capital Income Builder, Class R-6	222,557	14,553
		49,489
Balanced funds 6%
American Balanced Fund, Class R-6	5,521,053	165,300
Fixed income funds 86%
Intermediate Bond Fund of America, Class R-6	82,792,902	1,045,674
Short-Term Bond Fund of America, Class R-6	76,440,203	726,182
American Funds Mortgage Fund, Class R-6	37,403,327	344,859
American Funds Strategic Bond Fund, Class R-6	30,937,868	299,478
The Bond Fund of America, Class R-6	11,564,291	135,418
		2,551,611
Total investment securities 100% (cost: $3,193,228,000)		2,958,267
Other assets less liabilities 0%		(956)
Net assets 100%		$2,957,311
American Funds College Target Date Series — Page 11 of 14

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 6%
American Mutual Fund, Class R-6	$193,444	$6,618	$26,651	$5,007	$(2,049)	$176,369	$1,383	$4,946
Capital World Growth and Income Fund, Class R-6	21,969	125	9,202	821	1,785	15,498	125	—
						191,867
Equity-income funds 2%
The Income Fund of America, Class R-6	52,692	2,034	21,333	276	1,267	34,936	531	1,503
Capital Income Builder, Class R-6	22,150	261	9,587	(540)	2,269	14,553	261	—
						49,489
Balanced funds 6%
American Balanced Fund, Class R-6	166,138	1,158	12,227	(695)	10,926	165,300	1,158	—
Fixed income funds 86%
Intermediate Bond Fund of America, Class R-6	1,009,877	11,473	7,049	45	31,328	1,045,674	7,645	—
Short-Term Bond Fund of America, Class R-6	639,391	88,538	8,892	63	7,082	726,182	4,385	—
American Funds Mortgage Fund, Class R-6	334,516	3,000	10,211	(661)	18,215	344,859	3,000	—
American Funds Strategic Bond Fund, Class R-6	275,482	17,321	496	(1)	7,172	299,478	9,502	—
The Bond Fund of America, Class R-6	162,967	1,175	37,563	(4,121)	12,960	135,418	1,175	—
						2,551,611
Total 100%				$194	$90,955	$2,958,267	$29,165	$6,449

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 12 of 14

American Funds College Enrollment Fund®
Investment portfolio
January 31, 2023
unaudited

Fund investments Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	1,977,014	$98,001
Balanced funds 5%
American Balanced Fund, Class R-6	3,273,233	98,000
Fixed income funds 90%
Short-Term Bond Fund of America, Class R-6	72,219,800	686,088
Intermediate Bond Fund of America, Class R-6	54,322,017	686,087
American Funds Mortgage Fund, Class R-6	21,267,256	196,084
American Funds Strategic Bond Fund, Class R-6	20,222,259	195,752
		1,764,011
Total investment securities 100% (cost: $2,132,869,000)		1,960,012
Other assets less liabilities 0%		(824)
Net assets 100%		$1,959,188
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 5%
American Mutual Fund, Class R-6	$106,871	$3,631	$13,832	$555	$776	$98,001	$793	$2,838
Balanced funds 5%
American Balanced Fund, Class R-6	106,804	737	15,769	(1,912)	8,140	98,000	737	—
Fixed income funds 90%
Short-Term Bond Fund of America, Class R-6	743,966	4,551	70,092	(3,378)	11,041	686,088	4,552	—
Intermediate Bond Fund of America, Class R-6	744,156	5,381	85,785	(6,374)	28,709	686,087	5,381	—
American Funds Mortgage Fund, Class R-6	211,153	1,820	27,688	(3,248)	14,047	196,084	1,820	—
American Funds Strategic Bond Fund, Class R-6	207,768	6,866	24,416	(3,480)	9,014	195,752	6,710	—
						1,764,011
Total 100%				$(17,837)	$71,727	$1,960,012	$19,993	$2,838

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 13 of 14

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of January 31, 2023, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-800-0323O-S89824
American Funds College Target Date Series — Page 14 of 14